GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)	26	$3,387
BorgWarner, Inc.	59	2,280

		5,667

Banks — 3.0%
Citizens Financial Group, Inc.	65	2,324
Comerica, Inc.	33	1,843
Fifth Third Bancorp	191	5,266
JPMorgan Chase & Co.	77	9,784
KeyCorp	226	3,709
M&T Bank Corp.	29	3,692
People’s United Financial, Inc.	97	1,254
SVB Financial Group*	13	5,042
Truist Financial Corp.	50	2,396
US Bancorp	34	1,584
Zions Bancorp NA	35	1,520

		38,414

Capital Goods — 15.4%
3M Co.	93	16,255
A.O. Smith Corp.	38	2,083
AMETEK, Inc.	54	6,531
Carrier Global Corp.	201	7,582
Cummins, Inc.	45	10,220
Deere & Co.	32	8,610
Dover Corp.	41	5,176
Eaton Corp. PLC (Ireland)	39	4,685
Emerson Electric Co.	91	7,314
Fortive Corp.	78	5,524
Fortune Brands Home & Security, Inc.	40	3,429
General Dynamics Corp.	1	149
Honeywell International, Inc.	98	20,845
Howmet Aerospace, Inc.	107	3,054
IDEX Corp.	18	3,586
Illinois Tool Works, Inc.	40	8,155
Jacobs Engineering Group, Inc.	30	3,269
Johnson Controls International PLC (Ireland)	184	8,573
L3Harris Technologies, Inc.	9	1,701
Lockheed Martin Corp.	45	15,974
Masco Corp.	79	4,339
Otis Worldwide Corp.	91	6,147
PACCAR, Inc.	30	2,588
Parker-Hannifin Corp.	30	8,172
Pentair PLC (Ireland)	39	2,071
Quanta Services, Inc.	36	2,593

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Technologies Corp.	21	$1,502
Snap-on, Inc.	14	2,396
Stanley Black & Decker, Inc.	38	6,785
Trane Technologies PLC (Ireland)	59	8,564
United Rentals, Inc.*	17	3,942
WW Grainger, Inc.	13	5,308

		197,122

Commercial & Professional Services — 1.6%
Cintas Corp.	15	5,302
Nielsen Holdings PLC (United
Kingdom)	62	1,294
Republic Services, Inc.	63	6,067
Robert Half International, Inc.	27	1,687
Waste Management, Inc.	56	6,604

		20,954

Consumer Durables & Apparel — 1.4%
Garmin Ltd. (Switzerland)	39	4,667
Hanesbrands, Inc.	81	1,181
Hasbro, Inc.	8	748
Leggett & Platt, Inc.	24	1,063
Mohawk Industries, Inc.*	21	2,960
Newell Brands, Inc.	99	2,102
PulteGroup, Inc.	5	216
PVH Corp.	21	1,972
Whirlpool Corp.	18	3,249

		18,158

Consumer Services — 0.7%
Darden Restaurants, Inc.	29	3,454
McDonald’s Corp.	11	2,360
Yum! Brands, Inc.	26	2,823

		8,637

Diversified Financials — 5.9%
Berkshire Hathaway, Inc., Class B*	43	9,970
BlackRock, Inc.	30	21,646
Cboe Global Markets, Inc.	25	2,328
Discover Financial Services	54	4,889
Franklin Resources, Inc.	148	3,699
Invesco Ltd. (Bermuda)	128	2,231
Morgan Stanley	27	1,850
Nasdaq, Inc.	40	5,310
S&P Global, Inc.	36	11,834
Synchrony Financial	57	1,978

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.	66	$9,992

		75,727

Energy — 2.2%
Apache Corp.	23	326
Baker Hughes Co.	158	3,294
Halliburton Co.	227	4,290
Kinder Morgan, Inc.	527	7,204
National Oilwell Varco, Inc.*	90	1,236
Schlumberger NV (Curacao)	341	7,444
TechnipFMC PLC (United Kingdom)	126	1,184
Williams Cos., Inc. (The)	133	2,667

		27,645

Food & Staples Retailing — 1.4%
Kroger Co. (The)	180	5,717
Sysco Corp.	125	9,282
Walgreens Boots Alliance, Inc.	71	2,831

		17,830

Food, Beverage & Tobacco — 6.0%
Archer-Daniels-Midland Co.	144	7,259
Campbell Soup Co.	82	3,965
Coca-Cola Co. (The)	90	4,936
Conagra Brands, Inc.	114	4,134
Constellation Brands, Inc., Class A	45	9,857
General Mills, Inc.	146	8,585
Hershey Co. (The)	31	4,722
JM Smucker Co. (The)	28	3,237
Kellogg Co.	84	5,227
Kraft Heinz Co. (The)	284	9,843
Lamb Weston Holdings, Inc.	21	1,654
McCormick & Co., Inc., non-voting shares	61	5,832
Molson Coors Beverage Co., Class B	52	2,350
Mondelez International, Inc., Class A	39	2,280
Monster Beverage Corp.*	14	1,295
PepsiCo, Inc.	11	1,631

		76,807

Health Care Equipment & Services — 7.5%
AmerisourceBergen Corp.	42	4,106
Anthem, Inc.	42	13,486
Centene Corp.*	92	5,523
Cigna Corp.	35	7,286
CVS Health Corp.	169	11,543
DaVita, Inc.*	34	3,992

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.	73	$12,006
Hologic, Inc.*	60	4,370
Humana, Inc.	31	12,718
Laboratory Corp. of America
Holdings*	23	4,682
Medtronic PLC (Ireland)	24	2,811
Quest Diagnostics, Inc.	32	3,813
UnitedHealth Group, Inc.	22	7,715
Varian Medical Systems, Inc.*	14	2,450

		96,501

Household & Personal Products — 3.8%
Church & Dwight Co., Inc.	45	3,925
Clorox Co. (The)	30	6,058
Colgate-Palmolive Co.	186	15,905
Kimberly-Clark Corp.	83	11,191
Procter & Gamble Co. (The)	83	11,549

		48,628

Insurance — 3.3%
American International Group, Inc.	117	4,430
Aon PLC, Class A (Ireland)	51	10,775
Arthur J Gallagher & Co.	41	5,072
Cincinnati Financial Corp.	2	175
Lincoln National Corp.	3	151
Marsh & McLennan Cos., Inc.	118	13,806
MetLife, Inc.	75	3,521
Principal Financial Group, Inc.	17	843
Prudential Financial, Inc.	52	4,060

		42,833

Materials — 7.5%
Amcor PLC (Jersey)	363	4,273
Avery Dennison Corp.	20	3,102
CF Industries Holdings, Inc.	50	1,936
Dow, Inc.	172	9,546
DuPont de Nemours, Inc.	134	9,529
Eastman Chemical Co.	38	3,811
Ecolab, Inc.	29	6,274
FMC Corp.	31	3,563
International Paper Co.	111	5,519
Linde PLC (Ireland)	56	14,757
LyondellBasell Industries NV, Class A (Netherlands)	8	733
Mosaic Co. (The)	88	2,025
Newmont Corp.	42	2,515

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.	70	$3,723
Packaging Corp. of America	22	3,034
PPG Industries, Inc.	67	9,663
Sealed Air Corp.	40	1,832
Sherwin-Williams Co. (The)	11	8,084
Westrock Co.	59	2,568

		96,487

Media & Entertainment — 2.7%
Charter Communications, Inc., Class A*	20	13,231
Comcast Corp., Class A	25	1,310
Discovery, Inc., Class A*	24	722
DISH Network Corp., Class A*	97	3,137
Fox Corp., Class A	149	4,339
Interpublic Group of Cos., Inc. (The)	110	2,587
News Corp., Class A	69	1,240
Omnicom Group, Inc.	63	3,929
ViacomCBS, Inc., Class B	122	4,546

		35,041

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
AbbVie, Inc.	68	7,286
Alexion Pharmaceuticals, Inc.*	51	7,968
Amgen, Inc.	3	690
Biogen, Inc.*	35	8,570
Gilead Sciences, Inc.	198	11,535
Merck & Co., Inc.	99	8,098
PerkinElmer, Inc.	4	574
Pfizer, Inc.	389	14,319
Thermo Fisher Scientific, Inc.	9	4,192

		63,232

Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT	23	4,099
CBRE Group, Inc., Class A*	78	4,892
Public Storage, REIT	13	3,002
Ventas, Inc., REIT	90	4,414
Weyerhaeuser Co., REIT	184	6,170

		22,577

Retailing — 10.6%
Advance Auto Parts, Inc.	16	2,520
AutoZone, Inc.*	6	7,113
Best Buy Co., Inc.	63	6,287
Dollar General Corp.	62	13,039

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.*	9	$972
eBay, Inc.	193	9,698
Gap, Inc. (The)*	87	1,757
Genuine Parts Co.	42	4,218
Home Depot, Inc. (The)	75	19,922
L Brands, Inc.	69	2,566
LKQ Corp.*	85	2,995
Lowe’s Cos., Inc.	142	22,792
O’Reilly Automotive, Inc.*	18	8,146
Pool Corp.	10	3,725
Ross Stores, Inc.	29	3,561
Target Corp.	112	19,771
Tiffany & Co.*	13	1,709
Tractor Supply Co.	28	3,936
Ulta Beauty, Inc.*	2	574

		135,301

Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.	117	10,097
Intel Corp.	106	5,281
KLA Corp.	25	6,473
Lam Research Corp.	3	1,417
Maxim Integrated Products, Inc.	13	1,152
Teradyne, Inc.	41	4,915
Texas Instruments, Inc.	9	1,477

		30,812

Software & Services — 5.2%
Accenture PLC, Class A (Ireland)	38	9,926
Broadridge Financial Solutions, Inc.	27	4,136
Gartner, Inc.*	21	3,364
International Business Machines Corp.	116	14,602
NortonLifeLock, Inc.	143	2,972
Oracle Corp.	324	20,960
Paychex, Inc.	87	8,107
Western Union Co. (The)	124	2,721

		66,788

Technology Hardware & Equipment — 6.1%
Amphenol Corp., Class A	12	1,569
Apple, Inc.	144	19,107
CDW Corp.	34	4,481
Cisco Systems, Inc.	426	19,064
Corning, Inc.	176	6,336
F5 Networks, Inc.*	14	2,463

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.	394	$9,688
Juniper Networks, Inc.	91	2,048
Seagate Technology PLC (Ireland)	61	3,792
TE Connectivity Ltd. (Switzerland)	69	8,354
Vontier Corp.*	40	1,336

		78,238

Telecommunication Services — 2.9%
AT&T, Inc.	635	18,263
Verizon Communications, Inc.	331	19,446

		37,709

Transportation — 2.5%
CH Robinson Worldwide, Inc.	32	3,004
CSX Corp.	82	7,442
Expeditors International of Washington, Inc.	41	3,900
FedEx Corp.	11	2,856
JB Hunt Transport Services, Inc.	25	3,416
Norfolk Southern Corp.	47	11,168
United Parcel Service, Inc., Class B	3	505

		32,291

Utilities — 0.2%
NRG Energy, Inc.	57	2,140

TOTAL COMMON STOCKS (Cost $1,038,732)		1,275,539

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		7,457

NET ASSETS - 100.0%		$1,282,996

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

4